Loans and Convertible Bridge Financing (Details) - Schedule of Current and Non-Current Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Schedule of Current and Non-Current Liabilities [Line Items]
Original principal loans amounts	$ 1,775,555		$ 1,775,555
Additional principal loans provided	22,322		22,322
Loans already converted	(676,211)		(676,211)
Remaining principal loans amount	1,121,666		1,121,666
Loans presented	1,537,897		1,470,213
CLA August 2017 [Member]
Schedule of Current and Non-Current Liabilities [Line Items]
Original principal loans amounts	905,555	[1]	905,555	[2]
Additional principal loans provided	22,322	[1]	22,322	[2]
Loans already converted	(276,211)	[1]	(276,211)	[2]
Remaining principal loans amount	$ 651,666	[1]	$ 651,666	[2]
Converted through	2020 years	[1]	2020 years	[2]
Loans presented	$ 900,864	[1]	$ 861,764	[2]
CLA May 2018 [Member]
Schedule of Current and Non-Current Liabilities [Line Items]
Original principal loans amounts	170,000	[1]	170,000	[2]
Additional principal loans provided		[1]		[2]
Loans already converted		[1]		[2]
Remaining principal loans amount	$ 170,000	[1]	$ 170,000	[2]
Converted through	2019 years	[1]	2019 years	[2]
Loans presented	$ 252,891	[1]	$ 241,557	[2]
CLA November 2018 [Member]
Schedule of Current and Non-Current Liabilities [Line Items]
Original principal loans amounts	225,000	[1]	225,000	[2]
Additional principal loans provided		[1]		[2]
Loans already converted	(25,000)	[1]	(25,000)	[2]
Remaining principal loans amount	$ 200,000	[1]	$ 200,000	[2]
Converted through	2020 years	[1],[3]	2020 years	[2],[4]
Loans presented	$ 259,129	[1]	$ 247,629	[2]
CLA August 2019 [Member]
Schedule of Current and Non-Current Liabilities [Line Items]
Original principal loans amounts	475,000	[1]	475,000	[2]
Additional principal loans provided		[1]		[2]
Loans already converted	(375,000)	[1]	(375,000)	[2]
Remaining principal loans amount	$ 100,000	[1]	$ 100,000	[2]
Converted through	2021 years	[1],[3]	2021 years	[2],[4]
Loans presented	$ 125,013	[1]	$ 119,263	[2]

[1]	Those CLAs were not repaid on time and therefore were in default as of December 31, 2023. Due to such default, the Company presented those CLAs in their fair value which was equaled to the principal loan plus its accrued interest as of that date.
[2]	Those CLAs were not repaid on time and therefore were in default as of December 31, 2022. Due to such default, the Company presented those CLAs in their fair value which was equaled to the principal loan plus its accrued interest as of that date.
[3]	Structured as a 24-month convertible loan or less in case of a public offering event.
[4]	Structured as a 24-month convertible loan or less in case of a public offering event.